Guarantees and Product Warranties (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Changes in warranty liability balance
Changes in the Company’s warranty liability balance are illustrated in the following table:

	2014	2013
Balance at January 1	$83,199	$81,751
Current period accruals (1)	81,316	58,736
Current period settlements	(51,167)	(57,288)
Balance at December 31	$113,348	$83,199

(1)	Includes the impact of foreign exchange rate fluctuations.